SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed in the preparation of the consolidated financial statements. The policies conform to accounting principles generally accepted in the United States of America and to general practices within the banking industry.
Principles of Consolidation: The consolidated financial statements include the accounts of Guaranty Bancshares, Inc. and its wholly-owned subsidiary Guaranty Bank & Trust, N.A., (the “Bank” or "Guaranty Bank & Trust"). All entities combined are collectively referred to as the “Company”. All significant intercompany balances and transactions have been eliminated in consolidation.
Non-Bank Investments: Guaranty Bank & Trust has five wholly-owned non-bank subsidiaries, Guaranty Company, GB Com, Inc., 2800 South Texas Avenue LLC, Pin Oak Realty Holdings, Inc. and Pin Oak Energy, LLC. All significant intercompany balances and transactions have been eliminated in consolidation.
Nature of Operations: The Company operates several banking locations in Texas. The Company’s main sources of income are derived from granting loans, primarily in East Texas, Central Texas and the Dallas/Fort Worth metroplex and investing in securities issued by the U.S. Treasury, U.S. government agencies and state and political subdivisions. A variety of financial products and services are provided to individual and corporate customers. The primary deposit products are checking accounts, money market accounts and certificates of deposit. The primary lending products are real estate, commercial and consumer loans. Although the Company has a diversified loan portfolio, a substantial portion of its debtors’ abilities to honor contracts is dependent on the economy of East Texas, Central Texas and the Dallas/Fort Worth metroplex.
Use of Estimates: To prepare financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions based on available information. These estimates and assumptions affect the amounts reported in the financial statements and the disclosures provided. Actual future results could differ.
Cash and Cash Equivalents: Cash and cash equivalents include cash, due from banks, interest-bearing deposits with other banks that have initial maturities less than 90 days and federal funds sold. Net cash flows are reported for loan and deposit transactions, and short-term borrowings with initial maturities less than 90 days.
Marketable Securities: Securities are classified as held to maturity and carried at amortized cost when management has the positive intent and ability to hold them to maturity. Securities are classified as available for sale when they might be sold before maturity. Securities available for sale are carried at fair value, with unrealized holding gains and losses reported in other comprehensive income. Management determines the appropriate classification of securities at the time of purchase. Interest income includes amortization and accretion of purchase premiums and discounts. Gains and losses on sales are recorded on the trade date and determined using the specific identification method.
Management evaluates securities for other-than-temporary impairment (“OTTI”) on at least a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation. For securities in an unrealized loss position, management considers the extent and duration of the unrealized loss, and the financial condition and near-term prospects of the issuer. Management also assesses whether it intends to sell, or it is more likely than not that it will be required to sell, a security in an unrealized loss position before recovery of its amortized cost basis. If either of the criteria regarding intent or requirement to sell is met, the entire difference between amortized cost and fair value is recognized as impairment through earnings. For debt securities that do not meet the aforementioned criteria, the amount of impairment is split into two components as follows: 1) OTTI related to credit loss, which must be recognized in the income statement and 2) OTTI related to other factors, which is recognized in other comprehensive income. The credit loss is defined as the difference between the present value of the cash flows expected to be collected and the amortized cost basis.
Non-marketable Securities: Other securities, such as stock in the Independent Bankers Financial Corporation, the Federal Reserve Bank, and the Federal Home Loan Bank are accounted for on the cost basis and are carried in other assets. Stock in Valesco, Commerce Street Capital, L.P., Independent Bankers Capital Fund II, L.P. and Independent Bankers Capital Fund III, L.P., are accounted for on the cost basis in other assets.
Loans Held for Sale: Certain residential mortgage loans are originated for sale in the secondary mortgage loan market. These loans are carried at the lower of cost or estimated fair market value in the aggregate. Net unrealized losses, if any, are recognized through a valuation allowance by charges to income. To mitigate the interest rate risk, fixed commitments may be obtained at the time loans are originated or identified for sale. All sales are made without recourse. Gains or losses on sales of mortgage loans are recognized at settlement dates based on the difference between the selling price and the carrying value of the related mortgage loans sold.
Loans: Loans that management has the intent and ability to hold for the foreseeable future, or until maturity or payoff, are reported at their outstanding principal balances adjusted for any charge-offs, the allowance for loan losses and any deferred fees or costs on originated loans. Interest income was reported on the level-yield interest method and included amortization of net deferred loan fees and costs over the loan term.
Impaired Loans: Loans are considered impaired when, based on current information and events, it is probable we will be unable to collect all amounts due in accordance with the original contractual terms of the loan agreement, including scheduled principal and interest payments. If a loan is impaired, a specific valuation allowance is allocated, if necessary. Interest payments on impaired loans are typically applied to principal unless collectability of the principal amount is reasonably assured, in which case interest is recognized on a cash basis. Impaired loans, or portions thereof, are charged off when deemed uncollectible. Our policy requires measurement of the allowance for an impaired collateral dependent loan based on the fair value of the collateral. Other loan impairments are measured based on the present value of expected future cash flows or the loan’s observable market price.
Nonaccrual Loans: Loans are placed on nonaccrual status at ninety days past due or as determined by management, and interest is considered a loss. The accrual of interest on loans is discontinued when, in management’s opinion, the borrower may be unable to meet payments as they become due. When interest accrual is discontinued, all unpaid accrued interest is reversed. Interest income is subsequently recognized only to the extent cash payments are received in excess of principal due. Loans are returned to accrual status when all principal and interest amounts contractually due are brought current and future payments are reasonably assured.
Certain Acquired Loans: During 2015, the Company acquired a group of loans through the acquisition of DCB Financial Corporation (“DCB”), the holding company for Preston State Bank, and Texas Leadership Bank (“TLB”) as described in Note 2. During 2016, the Company acquired overdrafts and recorded as loans through the acquisition of a branch location in Denton, Texas, as described in Note 2. Acquired loans are recorded at their estimated fair value at the acquisition date, and are initially classified as either purchased credit impaired (“PCI”) loans (i.e. loans that reflect credit deterioration since origination and it is probable at acquisition that the Company will be unable to collect all contractually required payments) or purchased non-impaired loans (“acquired performing loans”).
Acquired performing loans are accounted for under Financial Accounting Standards Board’s Accounting Standards Codification (ASC) 310-20, “Nonrefundable Fees and Other Costs”. Performance of certain loans may be monitored and based on management’s assessment of the cash flows and other facts available, portions of the accretable difference may be delayed or suspended if management deems appropriate. The Company’s policy for determining when to discontinue accruing interest on acquired performing loans and the subsequent accounting for such loans is essentially the same as the policy for originated loans described above.
Allowance for Loan Losses: The allowance for loan losses is a valuation allowance for probable incurred credit losses. Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance. Management estimates the allowance balance required using past loan loss experience, the nature and volume of the portfolio, information about specific borrower situations and estimated collateral values, economic conditions, and other factors. Allocations of the allowance may be made for specific loans, but the entire allowance is available for any loan that, in management’s judgment, should be charged off.
The allowance for loan losses consists of specific and general components. The specific component relates to loans that are individually classified as impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Loans for which the terms have been modified resulting in a concession, and for which the borrower is experiencing financial difficulties, are considered troubled debt restructurings and classified as impaired.
Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed.
Loans are individually evaluated for impairment. If a loan is impaired, a portion of the allowance is allocated so that the loan is reported, net, at the present value of estimated future cash flows using the loan’s existing rate or at the fair value of collateral, less costs to sell, if repayment is expected solely from the collateral. Large groups of homogeneous loans are collectively evaluated for impairment, and accordingly, they are not separately identified for impairment disclosures.
Troubled debt restructurings are separately identified for impairment disclosures and are measured at the present value of estimated future cash flows using the loan’s effective rate at inception. If a troubled debt restructuring is considered to be a collateral dependent loan, the loan is reported, net, at the fair value of the collateral. For troubled debt restructurings that subsequently default, the Company determines the amount of reserve in accordance with the accounting policy for the allowance for loan losses.
The general component covers non-impaired loans and is based on historical loss experience adjusted for current qualitative factors. The historical loss experience is determined by portfolio segment and is based on the actual loss history experienced by the Company. This actual loss experience is supplemented with other qualitative factors based on the risks present for each portfolio segment. These qualitative factors include consideration of the following: levels of and trends in delinquencies and impaired loans; levels of and trends in charge-offs and recoveries; trends in volume and terms of loans; effects of any changes in risk selection and underwriting standards; other changes in lending policies, procedures, and practices; experience, ability, and depth of lending management and other relevant staff; national and local economic trends and conditions; industry conditions; effects of changes in credit concentrations; changes in the quality of the Company’s loan review system; and changes in the values of underlying collateral.
An allowance for loan losses for acquired performing loans is calculated using a methodology similar to that described for originated loans. Acquired performing loans are subsequently evaluated for any required allowance at each reporting date. Such required allowance for each loan is compared to the remaining fair value discount for that loan. If greater, the excess is recognized as an addition to the allowance through a provision for loan losses. If less than the discount, no additional allowance is recorded. Charge-offs and losses first reduce any remaining fair value discount for the loan and once the discount is depleted, losses are applied against the allowance established for that loan. Below is a summary of the segments of the Company’s loan portfolio:

Commercial and industrial:
This portfolio segment includes general secured and unsecured commercial loans which are not secured by real estate. Risks inherent in this portfolio segment include fluctuations in the local and national economy.

Construction and development:
This portfolio segment includes all loans for the purpose of construction, including both business and residential structures; and real estate development loans, including non agricultural vacant land. Risks inherent in this portfolio include fluctuations in property values and changes in the local and national economy.

Commercial real estate:
The commercial real estate portfolio segment includes all commercial loans that are secured by real estate, other than those included in the construction and development, farmland, multi-family, and 1-4 family residential segments. Risks inherent in this portfolio segment include fluctuations in property values and changes in the local and national economy impacting the sale of the finished structures.

Farmland:
The farmland portfolio includes loans that are secured by real estate that is used or usable for agricultural purposes, including land used for crops, livestock production, grazing & pasture land and timberland. This segment includes land with a 1-4 family residential structure if the value of the land exceeds the value of the residence. Risks inherent in this portfolio segment include adverse changes in climate, fluctuations in feed and cattle prices and changes in property values.

Consumer:
This portfolio segment consists of non-real estate loans to consumers. This includes secured and unsecured loans such as auto and personal loans. The risks inherent in this portfolio segment include those factors that would impact the consumer’s ability to meet their obligations under the loan. These include increases in the local unemployment rate and fluctuations in consumer and business sales.

1-4 family residential:
This portfolio segment includes loans to both commercial and consumer borrowers secured by real estate for housing units of up to four families. Risks inherent in this portfolio segment include increases in the local unemployment rate, changes in the local economy and factors that would impact the value of the underlying collateral, such as changes in property values.

Multi-family residential:
This portfolio segment includes loans secured by structures containing five or more residential housing units. Risks inherent in this portfolio segment include increases to the local unemployment rate, changes in the local economy, and factors that would impact property values.

Agricultural:
The agricultural portfolio segment includes loans to individuals and companies in the dairy and cattle industries and farmers. Loans in the segment are secured by collateral including cattle, crops and equipment. Risks inherent in this portfolio segment include adverse changes in climate and fluctuations in feed and cattle prices.

Credit Quality Indicators - The Company monitors the credit quality of the loans in the various segments by identifying and evaluating credit quality indicators specific to each segment class. This information is incorporated into management’s analysis of the adequacy of the allowance for loan losses. Information for the credit quality indicators is updated monthly or quarterly for classified assets and at least annually for the remainder of the portfolio.

The following is a discussion of the primary credit quality indicators most closely monitored for the respective portfolio segment classes:

Commercial and industrial:	In assessing risk associated with commercial loans, management considers the business’s cash flow and the value of the underlying collateral to be the primary credit quality indicators.

Construction and development:
In assessing the credit quality of construction loans, management considers the ability of the borrower to finance principal and interest payments in the event that he is unable to sell the completed structure to be a primary credit quality indicator. For real estate development loans, management also considers the likelihood of the successful sale of the constructed properties in the development.

Commercial real estate:	Management considers the strength of the borrower’s cash flows, changes in property values and occupancy status to be key credit quality indicators of commercial real estate loans.

Farmland:	In assessing risk associated with farmland loans, management considers the borrower’s cash flows and underlying property values to be key credit quality indicators.

Consumer:
Management considers the debt to income ratio of the borrower, the borrower’s credit history, the availability of other credit to the borrower, the borrower’s past-due history, and, if applicable, the value of the underlying collateral to be primary credit quality indicators.

1-4 family residential:
Management considers changes in the local economy, changes in property values, and changes in local unemployment rates to be key credit quality indicators of the loans in the 1-4 family residential loan segment.

Multi-family residential:
Management considers changes in the local economy, changes in property values, vacancy rates and changes in local unemployment rates to be key credit quality indicators of the loans in the multifamily loan segment.

Agricultural:
In assessing risk associated with agricultural loans, management considers the borrower’s cash flows, the value of the underlying collateral and sources of secondary repayment to be primary credit quality indicators.

Premises and Equipment: Land is carried at cost. Premises and equipment are stated at cost, less accumulated depreciation. Depreciation is provided on the straight-line method over the estimated useful lives of the related assets. Maintenance, repairs and minor improvements are charged to noninterest expense as incurred. The following table provides a summary of the estimated useful life of the different fixed asset classes as stated in the policy:

Bank Buildings	Up to 40 years
Equipment	to 10 years
Furniture and Fixtures	to 7 years
Software	to 5 years
Automobiles	to 4 years

Other Real Estate Owned: Assets acquired through, or in lieu of, foreclosure are initially recorded at fair value, less estimated carrying and selling costs, when acquired, establishing a new cost basis. If fair value declines, a valuation allowance is recorded through expense. Costs after acquisition are expensed.
Transfers of Financial Assets: Transfers of financial assets are accounted for as sales, when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.
Goodwill and Other Intangible Assets: Goodwill resulting from business combinations is generally determined as the excess of the fair value of the consideration transferred, plus the fair value of any noncontrolling interests in the acquiree, over the fair value of the net assets acquired and liabilities assumed as of the acquisition date. Goodwill and intangible assets acquired in a purchase business combination and determined to have an indefinite useful life are not amortized, but tested for impairment at least annually or more frequently if events and circumstances exists that indicate that a goodwill impairment test should be performed. Intangible assets with definite useful lives are amortized over their estimated useful lives to their estimated residual values. Goodwill is the only intangible asset with an indefinite life on our balance sheet.
Impairment is tested for annually and exists when a reporting unit’s carrying value of goodwill exceeds its fair value. At the measurement date, the Company had positive equity and the Company elected to perform a qualitative assessment to determine if it was more likely than not that the fair value of the reporting unit exceeded its carrying value, including goodwill. The qualitative assessment indicated that it was more likely than not that the fair value of the reporting unit exceeded its carrying value, resulting in no impairment.
Core deposit intangibles represent premiums paid on acquired deposits based on the estimated fair value of the deposits at the time of purchase. These premiums are amortized over a ten year period.

Bank Owned Life Insurance: The Company has purchased life insurance policies on certain key executives. Bank owned life insurance is recorded at the amount that can be realized under the insurance contract at the balance sheet date, which is the cash surrender value adjusted for other charges or other amounts due that are probable at settlement.
KSOP Repurchase Right: In accordance with applicable provisions of the Internal Revenue Code, the terms of Guaranty’s employee stock ownership plan with 401(k) provisions (“KSOP”) provided that, for so long as Guaranty was a privately-held company without a public market for its common stock, KSOP participants would have the right, for a specified period of time, to require Guaranty to repurchase shares of its common stock that are distributed to them by the KSOP. This repurchase obligation terminated upon the consummation of Guaranty’s initial public offering and listing of its common stock on the NASDAQ Global Select Market in May 2017. However, because Guaranty was privately-held without a public market for its common stock as of and for the years ended December 31, 2016 and 2015, the shares of common stock held by the KSOP are reflected in the Company’s consolidated balance sheet as of December 31, 2016 and consolidated statement of changes in shareholders' equity for the years ended December 31, 2016 and 2015 as a line item called “KSOP-owned shares,” which appears between total liabilities and shareholders’ equity in the consolidated balance sheet. As a result, the KSOP-owned shares are deducted from shareholders’ equity in the Company’s consolidated balance sheet as of December 31, 2016, and the consolidated statement of changes in shareholders' equity for the year ended December 31, 2017 includes an adjustment for the inclusion of such KSOP-owned shares in total shareholders' equity as "terminated KSOP put option." For all periods following Guaranty’s initial public offering and continued listing of the Company’s common stock on the NASDAQ Global Select Market, the KSOP-owned shares will be included in, and not be deducted from, shareholders’ equity.
Income Taxes: Deferred tax assets and liabilities are the expected future tax amounts for the temporary differences between carrying amounts and tax bases of assets and liabilities, computed using enacted tax rates. A valuation allowance, if needed, reduces deferred tax assets to the amount expected to be realized.
A tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.
The Company recognizes interest and/or penalties related to income tax matters in income tax expense.
Fair Values of Financial Instruments: Fair values of financial instruments are estimated using relevant market information and other assumptions. Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items. Changes in assumptions or in market conditions could significantly affect the estimates. The fair value estimates of existing on and off-balance sheet financial instruments do not include the value of anticipated future business or the value of assets and liabilities not considered financial instruments.
Loss Contingencies: Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated.
Derivative Financial Instruments: The Company accounts for its derivatives under ASC 815, “Derivatives and Hedging,” which requires recognition of all derivatives as either assets or liabilities in the balance sheet and requires measurement of those instruments at fair value through adjustments to accumulated other comprehensive income and/or current earnings, as appropriate. On the date the Company enters into a derivative contract, the Company designates the derivative instrument as either a fair value hedge, cash flow hedge or as a free-standing derivative instrument. For a fair value hedge, changes in the fair value of the derivative instrument and changes in the fair value of the hedged asset or liability or of an unrecognized firm commitment attributable to the hedged risk are recorded in current period operations. For a cash flow hedge, changes in the fair value of the derivative instrument, to the extent that it is effective, are recorded in accumulated other comprehensive income and subsequently reclassified to operations in the same period(s) that the hedged transaction impacts operations. For free-standing derivative instruments, changes in fair value are reported in current period operations.

Prior to entering a hedge transaction, the Company formally documents the relationship between hedging instruments and hedged items, as well as the risk management objective and strategy for undertaking various hedge transactions. This process includes linking all derivative instruments that are designated as fair value or cash flow hedges to specific assets and liabilities on the balance sheet or to specific forecasted transactions along with a formal assessment at both inception of the hedge and on an ongoing basis as to the effectiveness of the derivative instrument in offsetting changes in fair values or cash flows of the hedged item. If it is determined that the derivative instrument is not highly effective as a hedge, hedge accounting is discontinued and the adjustment to fair value of the derivative instrument is recorded in operations.
Dividend Restriction: Banking regulations require the maintenance of certain capital levels that may limit the amount of dividends that may be paid. Regulatory capital requirements are more fully disclosed in Note 18.
Restrictions on Cash: The Company was not required to have cash on hand or on deposit with the Federal Reserve Bank to meet regulatory reserve and clearing requirements as of December 31, 2017 and 2016. Deposits held with the Federal Reserve Bank earn interest.
Stock Compensation: In accordance with ASC 718, “Stock Compensation,” the Company uses the fair value method of accounting for share based compensation prescribed by the standard. The fair value of options granted is determined using the Black-Scholes option valuation model.
Compensation cost is recognized over the required service period, generally defined as the vesting period. For awards with graded vesting, compensation cost is recognized on a straight-line basis over the requisite service period for the entire award.
Earnings Per Share: Basic earnings per share is net income divided by the weighted average number of common shares outstanding during the period. KSOP shares are considered outstanding for this calculation unless unearned. All outstanding unvested share-based payment awards that contain rights to nonforfeitable dividends are considered participating securities for this calculation. Diluted earnings per share includes the dilutive effect of additional potential common shares issuable under stock options. Earnings and dividends per share are presented as if all stock splits and stock dividends were effective from the earliest period presented through the date of issuance of the financial statements.
Comprehensive Income (Loss): Comprehensive income (loss) consists of net income and other comprehensive income (loss). Other comprehensive income (loss) includes unrealized gains and losses on securities available for sale and unrealized gains and losses on cash flow hedges which are also recognized as separate components of equity.
Operating Segments: While the chief decision-makers monitor the revenue streams of the various products and services, operations are managed and financial performance is evaluated on a Company-wide basis.
Operating segments are aggregated into one as operating results for all segments are similar. Accordingly, all of the financial service operations are considered by management to be aggregated in one reportable operating segment.

Reclassification: Certain amounts in prior period financial statements have been reclassified to conform to current period presentation. These reclassifications are immaterial and have no effect on net income, total assets or stockholders’ equity.
Subsequent Events: The Company has evaluated all subsequent events for potential recognition and disclosure through March 15, 2018, the date of which the consolidated financial statements were available to be issued and noted the following subsequent event requiring financial statement recognition or disclosure.
On January 29, 2018, the Company entered into a definitive agreement, which we refer to as the merger agreement, with Katy, Texas-based Westbound Bank.  The merger agreement provides for the merger of Westbound Bank with and into Guaranty Bank & Trust, with Guaranty Bank & Trust surviving the merger.  As of December 31, 2017, Westbound Bank reported, per their regulatory Call Report, total assets of $228.0 million, total loans of $160.3 million and total deposits of $188.5 million. Upon the completion of the proposed acquisition of Westbound Bank, the Company will have acquired Westbound Bank's four branches in the Houston, Texas metropolitan area. Under the terms of the merger agreement, the Company will issue 900,000 shares of its common stock and will pay cash in the aggregate amount of approximately $6.4 million to the shareholders and option holders of Westbound, subject to certain potential adjustments as described in the merger agreement.  The merger agreement contains customary representations, warranties and covenants by the Company and Westbound Bank. The transaction is subject to customary closing conditions, including the receipt of regulatory approvals and approval of the merger agreement by the shareholders of Westbound Bank. The transaction is expected to close during the second quarter of 2018.
Recent Accounting Pronouncements:
In February 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update (“ASU”) 2018-02, Income Statement — Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income. ASU 2018-02 was issued to address the income tax accounting treatment of the stranded tax effects within other comprehensive income due to the prohibition of backward tracing due to an income tax rate change that was initially recorded in other comprehensive income. This issue came about from the enactment of the Tax Cuts and Jobs Act on December 22, 2017 that changed the Company’s income tax rate from 35% to 21%. The ASU changed current accounting whereby an entity may elect to reclassify the stranded tax effect from accumulated other comprehensive income to retained earnings. The ASU is effective for periods beginning after December 15, 2018 although early adoption is permitted. The Company determined it will early adopt ASU 2018-02 in the first quarter of 2018 and will reclassify its stranded tax debit of $487 within accumulated other comprehensive income to retained earnings at March 31, 2018.
In January 2017, the FASB issued ASU 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business. This ASU is intended to clarify the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. In addition, the amendments in this ASU provide a detailed framework to assist entities in evaluating whether a set of assets and activities constitutes a business, as well as clarify the definition of the term output so the term is consistent with how outputs are described in Topic 606. ASU 2017-01 is effective for public companies for annual periods beginning after December 15, 2017, including interim periods within those periods. The Company does not expect this pronouncement to have a significant impact on its consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04, Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. This ASU simplifies the accounting for goodwill impairment for all entities by requiring impairment changes to be based on the first step in today’s two-step impairment test, thus eliminating step two from the goodwill impairment test. In addition, the amendment eliminates the requirements for any reporting unit with a zero or negative carrying amount to perform a qualitative assessment and, if it fails that qualitative test, to perform step two of the goodwill impairment test. For pubic companies, ASU 2017-04 is effective for fiscal years beginning after December 15, 2019 with early adoption permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company is in the process of evaluating the impact of this pronouncement, which is not expected to have a significant impact on its consolidated financial statements.

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, which requires that the statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. For public companies, ASU 2016-18 is effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted. The Company does not expect the adoption of this guidance to be material to its consolidated financial statements.
In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments, to address diversity in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The amendments provide guidance on the following nine specific cash flow issues: 1) debt prepayment or debt extinguishment costs; 2) settlement of zero-coupon debt instruments or other debt instruments with coupon interest rates that are insignificant in relation to the effective interest rate of the borrowing; 3) contingent consideration payments made after a business combination; 4) proceeds from the settlement of insurance claims; 5) proceeds from the settlement of corporate-owned life insurance policies, including bank-owned; 6) life insurance policies; 7) distributions received from equity method investees; 8) beneficial interests in securitization transactions; and 9) separately identifiable cash flows and application of the predominance principle. The amendments are effective for public companies for fiscal years beginning after December 31, 2017, and interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The Company does not expect the adoption of this guidance to be material to its consolidated financial statements.
In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which sets forth a "current expected credit loss" ("CECL") model requiring the Company to measure all expected credit losses for financial instruments held at the reporting date based on historical experience, current conditions and reasonable supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost and applies to some off-balance sheet credit exposures. For public companies, the amendments in this update are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. The Company has assembled a transition team to assess the adoption of this ASU, and has developed a project plan regarding implementation.
In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The FASB issued this ASU to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet by lessees for those leases classified as operating leases under current U.S. GAAP and disclosing key information about leasing arrangements. The amendments in this ASU are effective for public companies for annual periods, and interim periods within those annual periods, beginning after December 15, 2018. Early adoption of this ASU is permitted for all entities. The Company is currently evaluating the impact of adopting the new guidance on its consolidated financial statements.
In January 2016, the FASB issued ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Liabilities, which is intended to improve the recognition and measurement of financial instruments by requiring: equity investments (other than equity method or consolidation) to be measured at fair value with changes in fair value recognized in net income; public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes; separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (i.e., securities or loans and receivables) on the balance sheet or the accompanying notes to the financial statements; eliminating the requirement to disclose the fair value of financial instruments measured at amortized cost for organizations that are not public business entities; eliminating the requirement for public business entities to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet; and requiring a reporting organization to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk (also referred to as “own credit”) when the organization has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. This ASU is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. This ASU permits early adoption of the instrument-specific credit risk provision. The Company does not expect the adoption of this guidance to be material to its consolidated financial statements.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606), followed by various amendments: ASU 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date, ASU 2016-08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net), ASU 2016-10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing, ASU 2016-11, Revenue Recognition (Topic 605) and Derivatives and Hedging (Topic 815): Rescission of SEC Guidance Because of Accounting Standards Updates 2014-09 and 2014-16 Pursuant to Staff Announcements at the March 3, 2016 EITF Meeting, and ASU 2016-12, Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients. The amendments in these updates amend existing guidance related to revenue from contracts with customers. The amendments supersede and replace nearly all existing revenue recognition guidance, including industry-specific guidance, establish a new control-based revenue recognition model, change the basis for deciding when revenue is recognized over a time or point in time, provide new and more detailed guidance on specific topics and expand and improve disclosures about revenue. In addition, these amendments specify the accounting for some costs to obtain or fulfill a contract with a customer. The amendments are effective for annual and interim periods beginning after December 15, 2017, and must be retrospectively applied.  The majority of the Company's income consists of net interest income on financial assets and financial liabilities, which is explicitly excluded from the scope of the amendments. The Company continues to evaluate the impact of the amendments on the components of noninterest income that have recurring revenue streams; however, the Company does not expect any recognition changes to have a significant impact to its consolidated financial statements.